Note 8 - Property and Equipment and Leases - Schedule of Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance, Property and equipment and leases	$ 1,374	$ 470
Additions, Property and equipment and leases	74	904
Balance, Property and equipment and leases	1,448	1,374
Balance, Accumulated depreciation	593	435
Amortization, Property and equipment and leases	180	158
Balance, Accumulated depreciation	773	593
Balance, Carrying amounts	675	781
Office and computer equipment [member]
Statement Line Items [Line Items]
Balance, Property and equipment and leases	483	470
Additions, Property and equipment and leases	4	13
Balance, Property and equipment and leases	487	483
Balance, Accumulated depreciation	449	435
Amortization, Property and equipment and leases	11	14
Balance, Accumulated depreciation	460	449
Balance, Carrying amounts	27	34
Mining assets [member]
Statement Line Items [Line Items]
Balance, Property and equipment and leases	341
Additions, Property and equipment and leases	70	341
Balance, Property and equipment and leases	411	341
Balance, Accumulated depreciation	52
Amortization, Property and equipment and leases	59	52
Balance, Accumulated depreciation	111	52
Balance, Carrying amounts	300	289
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance, Property and equipment and leases	550
Additions, Property and equipment and leases		550
Additions, Right of use assets
Balance, Property and equipment and leases	550	550
Balance, Accumulated depreciation	92
Amortization, Property and equipment and leases	110	92
Balance, Accumulated depreciation	202	92
Balance, Carrying amounts	$ 348	$ 458